Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Cumulative Adjustment [Member] Preferred Stock [Member] Series B [Member]	Cumulative Adjustment [Member] Common Stock [Member]	Cumulative Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Adjustment [Member] Accumulated Deficit [Member]	Cumulative Adjustment [Member]
Balance at Dec. 31, 2021	$ 0	$ 2	$ 597,723	$ (353,249)	$ 244,476
Balance (ASU 2020-06 [Member]) at Dec. 31, 2021						$ 0	$ 0	$ (21,165)	$ 10,216	$ (10,949)
Balance (in shares) at Dec. 31, 2021	20,000	17,298,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	70	0	70
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)		10,000
Stock based compensation (Note 15)		$ 0	3,842	0	3,842
Stock based compensation (Note 15) (in shares)		533,000
Dividends	0	$ 0	0	(13,376)	(13,376)
Net income (loss)	0	0	0	9,606	9,606
Balance at Jun. 30, 2022	$ 0	$ 2	580,470	(346,803)	233,669
Balance (in shares) at Jun. 30, 2022	20,000	17,841,614
Balance at Dec. 31, 2022	$ 0	$ 2	583,691	(361,994)	221,699
Balance (in shares) at Dec. 31, 2022	20,000	18,191,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation (Note 15)	$ 0	$ 0	6,127	0	6,127
Stock based compensation (Note 15) (in shares)		1,823,800
Dividends	0	$ 0	0	(991)	(991)
Warrants buyback (Note 11)	0	0	(816)	0	(816)
Share buyback (Note 11)	0	$ 0	(1,583)	0	$ (1,583)
Share buyback (Note 11) (in shares)		(362,161)			(362,161)
Redemption of fractional shares due to reverse stock split	0	$ 0	(23)	0	$ (23)
Redemption of fractional shares due to reverse stock split (in shares)		(4,297)
Net income (loss)	0	$ 0	0	(3,507)	(3,507)
Balance at Jun. 30, 2023	$ 0	$ 2	$ 587,396	$ (366,492)	$ 220,906
Balance (in shares) at Jun. 30, 2023	20,000	19,648,956